Expense Example - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2025 USD ($)
J Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
I Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,533
Expense Example, with Redemption, 3 Years	4,804
Expense Example, with Redemption, 5 Years	8,370
Expense Example, with Redemption, 10 Years	18,750
R Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Y Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5,418
Expense Example, with Redemption, 3 Years	16,993
Expense Example, with Redemption, 5 Years	29,625
Expense Example, with Redemption, 10 Years	$ 66,490